Convertible Note (Details) - Schedule of Amortization of Issuance Cost, Debt Discount and Interest Cost - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Amortization of Issuance Cost, Debt Discount and Interest Cost [Line Items]
Accretion of debt discount	$ 292,771	$ 335,654
Total	524,354	465,936
Debt Instrument [Member]
Schedule of Amortization of Issuance Cost, Debt Discount and Interest Cost [Line Items]
Convertible note interest	231,583	130,282
Convertible Note – 2022-2 [Member]
Schedule of Amortization of Issuance Cost, Debt Discount and Interest Cost [Line Items]
Accretion of debt discount	163,967	56,068
Total	235,355	83,301
Convertible Note – 2022-2 [Member] | Debt Instrument [Member]
Schedule of Amortization of Issuance Cost, Debt Discount and Interest Cost [Line Items]
Convertible note interest	71,388	27,233
Convertible Note – 2022-2 (new) [Member]
Schedule of Amortization of Issuance Cost, Debt Discount and Interest Cost [Line Items]
Accretion of debt discount
Total	27,500
Convertible Note – 2022-2 (new) [Member] | Debt Instrument [Member]
Schedule of Amortization of Issuance Cost, Debt Discount and Interest Cost [Line Items]
Convertible note interest	27,500
Convertible Note – 2023-1 [Member]
Schedule of Amortization of Issuance Cost, Debt Discount and Interest Cost [Line Items]
Accretion of debt discount	112,826
Total	235,914
Convertible Note – 2023-1 [Member] | Debt Instrument [Member]
Schedule of Amortization of Issuance Cost, Debt Discount and Interest Cost [Line Items]
Convertible note interest	123,088
Convertible Note – 2023-2 [Member]
Schedule of Amortization of Issuance Cost, Debt Discount and Interest Cost [Line Items]
Accretion of debt discount	15,600
Total	24,945
Convertible Note – 2023-2 [Member] | Debt Instrument [Member]
Schedule of Amortization of Issuance Cost, Debt Discount and Interest Cost [Line Items]
Convertible note interest	9,345
Convertible Note – 2024 [Member]
Schedule of Amortization of Issuance Cost, Debt Discount and Interest Cost [Line Items]
Accretion of debt discount	378
Total	640
Convertible Note – 2024 [Member] | Debt Instrument [Member]
Schedule of Amortization of Issuance Cost, Debt Discount and Interest Cost [Line Items]
Convertible note interest	$ 262
Convertible Note – 2022-1 [Member]
Schedule of Amortization of Issuance Cost, Debt Discount and Interest Cost [Line Items]
Accretion of debt discount		267,122
Total		361,765
Convertible Note – 2022-1 [Member] | Debt Instrument [Member]
Schedule of Amortization of Issuance Cost, Debt Discount and Interest Cost [Line Items]
Convertible note interest		94,643
Convertible Note – 2023 [Member]
Schedule of Amortization of Issuance Cost, Debt Discount and Interest Cost [Line Items]
Accretion of debt discount		12,464
Total		20,870
Convertible Note – 2023 [Member] | Debt Instrument [Member]
Schedule of Amortization of Issuance Cost, Debt Discount and Interest Cost [Line Items]
Convertible note interest		$ 8,406